Crewing costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Crewing cost [Line Items]
Short term crew benefits (i.e. wages, victualing, insurance)		$ 74,854
Other crew related cost		9,145
Crewing cost		$ 83,999
Crewing cost [Member]
Crewing cost [Line Items]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 87,467
Other crew related cost	8,784
Crewing cost	$ 96,251